Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Columbia Select Small Cap Value Fund Class A
Shareholder Report [Line Items]
Fund Name	Columbia Select Small Cap Value Fund
Class Name	Class A
Trading Symbol	SSCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Small Cap Value Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 139	1.26%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selection in the health care, financials, industrials and consumer discretionary sectors helped the Fund’s absolute and relative results the most during the annual period.
Allocations
| Overweights to the materials and industrials sectors (all driven by bottom-up stock selection) helped relative results during the annual period, as did underweights to the health care, utilities and communication services sectors.
Individual holdings
| Positions that helped absolute and relative returns included engineering and construction firm Primoris Services, hospital operator and healthcare services provider Tenet Healthcare and aerospace specialty materials maker ATI.
Top Performance Detractors
Stock selection
| Selection in the energy, information technology and materials sectors hurt relative results.
Allocations
| An overweight to the information technology sector and underweights to the energy and financials sectors detracted from relative results.
Individual holdings
| Positions that hurt absolute and relative results included network testing and assurance provider Viavi Solutions, automotive electronics maker Visteon and software-driven networking solutions provider Extreme Networks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	20.61	9.44	6.49
Class A (including sales charges)	13.65	8.14	5.86
Russell 2000 Value Index	21.76	8.77	6.87
Russell 3000 Index	27.58	15.00	12.09

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 422,671,633
Holdings Count | Holdings	54
Advisory Fees Paid, Amount	$ 3,860,426
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 422,671,633
Total number of portfolio holdings	54
Management services fees (represents 0.87% of Fund average net assets)	$ 3,860,426
Portfolio turnover for the reporting period	7%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage
of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Primoris Services Corp.	3.6%
MACOM Technology Solutions Holdings, Inc.	3.2%
Kontoor Brands, Inc.	3.1%
ATI, Inc.	2.9%
Tenet Healthcare Corp.	2.9%
Kemper Corp.	2.8%
CACI International, Inc., Class A	2.8%
Radian Group, Inc.	2.8%
Texas Roadhouse, Inc.	2.7%
Popular, Inc.	2.6%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Primoris Services Corp.	3.6%
MACOM Technology Solutions Holdings, Inc.	3.2%
Kontoor Brands, Inc.	3.1%
ATI, Inc.	2.9%
Tenet Healthcare Corp.	2.9%
Kemper Corp.	2.8%
CACI International, Inc., Class A	2.8%
Radian Group, Inc.	2.8%
Texas Roadhouse, Inc.	2.7%
Popular, Inc.	2.6%

Columbia Select Small Cap Value Fund Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Small Cap Value Fund
Class Name	Advisor Class
Trading Symbol	CSPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Small Cap Value Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$ 112	1.01%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selection in the health care, financials, industrials and consumer discretionary sectors helped the Fund’s absolute and relative results the most during the annual period.
Allocations
| Overweights to the materials and industrials sectors (all driven by bottom-up stock selection) helped relative results during the annual period, as did underweights to the health care, utilities and communication services sectors.
Individual holdings
| Positions that helped absolute and relative returns included engineering and construction firm Primoris Services, hospital operator and healthcare services provider Tenet Healthcare and aerospace specialty materials maker ATI.
Top Performance Detractors
Stock selection
| Selection in the energy, information technology and materials sectors hurt relative results.
Allocations
| An overweight to the information technology sector and underweights to the energy and financials sectors detracted from relative results.
Individual holdings
| Positions that hurt absolute and relative results included network testing and assurance provider Viavi Solutions, automotive electronics maker Visteon and software-driven networking solutions provider Extreme Networks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class	20.85	9.69	6.75
Russell 2000 Value Index	21.76	8.77	6.87
Russell 3000 Index	27.58	15.00	12.09

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 422,671,633
Holdings Count | Holdings	54
Advisory Fees Paid, Amount	$ 3,860,426
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 422,671,633
Total number of portfolio holdings	54
Management services fees (represents 0.87% of Fund average net assets)	$ 3,860,426
Portfolio turnover for the reporting period	7%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Primoris Services Corp.	3.6%
MACOM Technology Solutions Holdings, Inc.	3.2%
Kontoor Brands, Inc.	3.1%
ATI, Inc.	2.9%
Tenet Healthcare Corp.	2.9%
Kemper Corp.	2.8%
CACI International, Inc., Class A	2.8%
Radian Group, Inc.	2.8%
Texas Roadhouse, Inc.	2.7%
Popular, Inc.	2.6%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Primoris Services Corp.	3.6%
MACOM Technology Solutions Holdings, Inc.	3.2%
Kontoor Brands, Inc.	3.1%
ATI, Inc.	2.9%
Tenet Healthcare Corp.	2.9%
Kemper Corp.	2.8%
CACI International, Inc., Class A	2.8%
Radian Group, Inc.	2.8%
Texas Roadhouse, Inc.	2.7%
Popular, Inc.	2.6%

Columbia Select Small Cap Value Fund Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	CSSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Small Cap Value Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 112	1.01%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selection in the health care, financials, industrials and consumer discretionary sectors helped the Fund’s absolute and relative results the most during the annual period.
Allocations
| Overweights to the materials and industrials sectors (all driven by bottom-up stock selection) helped relative results during the annual period, as did underweights to the health care, utilities and communication services sectors.
Individual holdings
| Positions that helped absolute and relative returns included engineering and construction firm Primoris Services, hospital operator and healthcare services provider Tenet Healthcare and aerospace specialty materials maker ATI.
Top Performance Detractors
Stock selection
| Selection in the energy, information technology and materials sectors hurt relative results.
Allocations
| An overweight to the information technology sector and underweights to the energy and financials sectors detracted from relative results.
Individual holdings
| Positions that hurt absolute and relative results included network testing and assurance provider Viavi Solutions, automotive electronics maker Visteon and software-driven networking solutions provider Extreme Networks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	20.81	9.70	6.75
Russell 2000 Value Index	21.76	8.77	6.87
Russell 3000 Index	27.58	15.00	12.09

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 422,671,633
Holdings Count | Holdings	54
Advisory Fees Paid, Amount	$ 3,860,426
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 422,671,633
Total number of portfolio holdings	54
Management services fees (represents 0.87% of Fund average net assets)	$ 3,860,426
Portfolio turnover for the reporting period	7%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition
is subject to change.
Top Holdings
Primoris Services Corp.	3.6%
MACOM Technology Solutions Holdings, Inc.	3.2%
Kontoor Brands, Inc.	3.1%
ATI, Inc.	2.9%
Tenet Healthcare Corp.	2.9%
Kemper Corp.	2.8%
CACI International, Inc., Class A	2.8%
Radian Group, Inc.	2.8%
Texas Roadhouse, Inc.	2.7%
Popular, Inc.	2.6%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Primoris Services Corp.	3.6%
MACOM Technology Solutions Holdings, Inc.	3.2%
Kontoor Brands, Inc.	3.1%
ATI, Inc.	2.9%
Tenet Healthcare Corp.	2.9%
Kemper Corp.	2.8%
CACI International, Inc., Class A	2.8%
Radian Group, Inc.	2.8%
Texas Roadhouse, Inc.	2.7%
Popular, Inc.	2.6%

Columbia Select Small Cap Value Fund Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Small Cap Value Fund
Class Name	Institutional 2 Class
Trading Symbol	SSVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Small Cap Value Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 105	0.95%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selection in the health care, financials, industrials and consumer discretionary sectors helped the Fund’s absolute and relative results the most during the annual period.
Allocations
| Overweights to the materials and industrials sectors (all driven by bottom-up stock selection) helped relative results during the annual period, as did underweights to the health care, utilities and communication services sectors.
Individual holdings
| Positions that helped absolute and relative returns included engineering and construction firm Primoris Services, hospital operator and healthcare services provider Tenet Healthcare and aerospace specialty materials maker ATI.
Top Performance Detractors
Stock selection
| Selection in the energy, information technology and materials sectors hurt relative results.
Allocations
| An overweight to the information technology sector and underweights to the energy and financials sectors detracted from relative results.
Individual holdings
| Positions that hurt absolute and relative results included network testing and assurance provider Viavi Solutions, automotive electronics maker Visteon and software-driven networking solutions provider Extreme Networks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	20.96	9.77	6.85
Russell 2000 Value Index	21.76	8.77	6.87
Russell 3000 Index	27.58	15.00	12.09

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 422,671,633
Holdings Count | Holdings	54
Advisory Fees Paid, Amount	$ 3,860,426
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 422,671,633
Total number of portfolio holdings	54
Management services fees (represents 0.87% of Fund average net assets)	$ 3,860,426
Portfolio turnover for the reporting period	7%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show
the
investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Primoris Services Corp.	3.6%
MACOM Technology Solutions Holdings, Inc.	3.2%
Kontoor Brands, Inc.	3.1%
ATI, Inc.	2.9%
Tenet Healthcare Corp.	2.9%
Kemper Corp.	2.8%
CACI International, Inc., Class A	2.8%
Radian Group, Inc.	2.8%
Texas Roadhouse, Inc.	2.7%
Popular, Inc.	2.6%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Primoris Services Corp.	3.6%
MACOM Technology Solutions Holdings, Inc.	3.2%
Kontoor Brands, Inc.	3.1%
ATI, Inc.	2.9%
Tenet Healthcare Corp.	2.9%
Kemper Corp.	2.8%
CACI International, Inc., Class A	2.8%
Radian Group, Inc.	2.8%
Texas Roadhouse, Inc.	2.7%
Popular, Inc.	2.6%

Columbia Select Small Cap Value Fund Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Small Cap Value Fund
Class Name	Institutional 3 Class
Trading Symbol	CSSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Small Cap Value Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 98	0.89%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selection in the health care, financials, industrials and consumer discretionary sectors helped the Fund’s absolute and relative results the most during the annual period.
Allocations
| Overweights to the materials and industrials sectors (all driven by bottom-up stock selection) helped relative results during the annual period, as did underweights to the health care, utilities and communication services sectors.
Individual holdings
| Positions that helped absolute and relative returns included engineering and construction firm Primoris Services, hospital operator and healthcare services provider Tenet Healthcare and aerospace specialty materials maker ATI.
Top Performance Detractors
Stock selection
| Selection in the energy, information technology and materials sectors hurt relative results.
Allocations
| An overweight to the information technology sector and underweights to the energy and financials sectors detracted from relative results.
Individual holdings
| Positions that hurt absolute and relative results included network testing and assurance provider Viavi Solutions, automotive electronics maker Visteon and software-driven networking solutions provider Extreme Networks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	21.01	9.83	6.88
Russell 2000 Value Index	21.76	8.77	6.87
Russell 3000 Index	27.58	15.00	12.09
(a)
The returns shown for periods prior to
October 1, 2014
 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/
appended
-performance
for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 422,671,633
Holdings Count | Holdings	54
Advisory Fees Paid, Amount	$ 3,860,426
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 422,671,633
Total number of portfolio holdings	54
Management services fees (represents 0.87% of Fund average net assets)	$ 3,860,426
Portfolio turnover for the reporting period	7%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Top Holdings
Primoris Services Corp.	3.6%
MACOM Technology Solutions Holdings, Inc.	3.2%
Kontoor Brands, Inc.	3.1%
ATI, Inc.	2.9%
Tenet Healthcare Corp.	2.9%
Kemper Corp.	2.8%
CACI International, Inc., Class A	2.8%
Radian Group, Inc.	2.8%
Texas Roadhouse, Inc.	2.7%
Popular, Inc.	2.6%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Primoris Services Corp.	3.6%
MACOM Technology Solutions Holdings, Inc.	3.2%
Kontoor Brands, Inc.	3.1%
ATI, Inc.	2.9%
Tenet Healthcare Corp.	2.9%
Kemper Corp.	2.8%
CACI International, Inc., Class A	2.8%
Radian Group, Inc.	2.8%
Texas Roadhouse, Inc.	2.7%
Popular, Inc.	2.6%